Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 47,204,000,000	$ 1,536,000,000	$ 46,067,000,000	$ 42,826,000,000
Adjustments for:
Depreciation	32,786,000,000	1,067,000,000	31,832,000,000	30,942,000,000
Amortization	6,643,000,000	216,000,000	6,569,000,000	5,424,000,000
Amortization of incremental costs of obtaining contracts	841,000,000	27,000,000	815,000,000	772,000,000
Expected credit loss	117,000,000	4,000,000	143,000,000	45,000,000
Interest expense	263,000,000	9,000,000	218,000,000	206,000,000
Interest income	(249,000,000)	(8,000,000)	(95,000,000)	(116,000,000)
Dividend income	(157,000,000)	(5,000,000)	(154,000,000)	(246,000,000)
Compensation cost of share-based payment transactions	16,000,000	1,000,000	19,000,000	8,000,000
Share of profits of associates and joint ventures accounted for using equity method	(442,000,000)	(14,000,000)	(421,000,000)	(244,000,000)
Loss (gain) on disposal of property, plant and equipment	5,000,000	0	3,000,000	(1,428,000,000)
Gain on disposal of investment properties	0	0	0	(151,000,000)
Loss on disposal of intangible assets	0	0	0	2,000,000
Loss (gain) on disposal of financial instruments	(1,000,000)	0	0	2,000,000
Loss (gain) on disposal of investments accounted for using equity method	14,000,000	0	(4,000,000)	(10,000,000)
Provision for impairment loss and obsolescence of inventory	34,000,000	1,000,000	207,000,000	1,161,000,000
Impairment loss on right-of-use assets	0	0	420,000,000	0
Reversal of impairment loss on investment properties	(107,000,000)	(3,000,000)	(83,000,000)	(27,000,000)
Impairment loss on intangible assets	9,000,000	0	29,000,000	9,000,000
Valuation loss (gain) on financial assets and liabilities at fair value through profit or loss, net	206,000,000	7,000,000	(243,000,000)	99,000,000
Others	254,000,000	8,000,000	(133,000,000)	4,000,000
Changes in operating assets and liabilities:
Contract assets	(1,031,000,000)	(34,000,000)	(336,000,000)	(203,000,000)
Trade notes and accounts receivable	(785,000,000)	(26,000,000)	(1,339,000,000)	4,071,000,000
Receivables from related parties	(34,000,000)	(1,000,000)	189,000,000	(214,000,000)
Inventories	(23,000,000)	(1,000,000)	875,000,000	3,915,000,000
Prepayments	2,000,000	0	392,000,000	173,000,000
Other current monetary assets	(165,000,000)	(5,000,000)	(386,000,000)	355,000,000
Other current assets	(576,000,000)	(19,000,000)	(630,000,000)	156,000,000
Incremental cost of obtaining contracts	(833,000,000)	(27,000,000)	(803,000,000)	(829,000,000)
Contract liabilities	1,990,000,000	65,000,000	(1,652,000,000)	(3,289,000,000)
Trade notes and accounts payable	(1,631,000,000)	(53,000,000)	2,468,000,000	21,000,000
Payables to related parties	147,000,000	5,000,000	(255,000,000)	(8,000,000)
Other payables	782,000,000	25,000,000	248,000,000	(924,000,000)
Provisions	(28,000,000)	(1,000,000)	13,000,000	95,000,000
Other current liabilities	60,000,000	2,000,000	(12,000,000)	46,000,000
Net defined benefit plans	(724,000,000)	(24,000,000)	(756,000,000)	(174,000,000)
Cash generated from operations	84,587,000,000	2,752,000,000	83,205,000,000	82,469,000,000
Interests paid	(239,000,000)	(7,000,000)	(192,000,000)	(161,000,000)
Income taxes paid	(8,397,000,000)	(273,000,000)	(8,155,000,000)	(7,852,000,000)
Net cash provided by operating activities	75,951,000,000	2,472,000,000	74,858,000,000	74,456,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(19,000,000)	(1,000,000)	(313,000,000)	(85,000,000)
Proceeds from disposal of financial assets at fair value through other comprehensive income	0	0	2,912,000,000	297,000,000
Proceeds from capital reduction of financial assets at fair value through other comprehensive income	7,000,000	0	0	0
Acquisition of financial assets at fair value through profit or loss	(360,000,000)	(12,000,000)	(44,000,000)	(39,000,000)
Proceeds from disposal of financial assets at fair value through profit or loss	15,000,000	0	25,000,000	30,000,000
Proceeds from capital reduction of financial assets at fair value through profit or loss	66,000,000	2,000,000	0	0
Acquisition of time deposits and negotiable certificates of deposit with maturities of more than three months	(5,670,000,000)	(185,000,000)	(17,369,000,000)	(5,216,000,000)
Proceeds from disposal of time deposits and negotiable certificates of deposit with maturities of more than three months	7,310,000,000	238,000,000	18,446,000,000	6,630,000,000
Proceeds from disposal of repurchase agreements collateralized by bonds with maturities of more than three months	0	0	0	15,000,000
Acquisition of investments accounted for using equity method	(52,000,000)	(2,000,000)	(330,000,000)	(10,000,000)
Proceeds from disposal of investments accounted for using equity method	0	0	9,000,000	0
Proceeds from capital reduction of investments accounted for using equity method	340,000,000	11,000,000	0	0
Acquisition of property, plant and equipment	(31,535,000,000)	(1,026,000,000)	(35,333,000,000)	(23,511,000,000)
Proceeds from disposal of property, plant and equipment	16,000,000	1,000,000	27,000,000	319,000,000
Acquisition of intangible assets	(1,893,000,000)	(62,000,000)	(256,000,000)	(47,605,000,000)
Acquisition of investment properties	(18,000,000)	(1,000,000)	(1,000,000)	(54,000,000)
Proceeds from disposal of investment properties	0	0	0	188,000,000
Decrease (increase) in other noncurrent assets	235,000,000	9,000,000	338,000,000	(208,000,000)
Interests received	219,000,000	7,000,000	95,000,000	125,000,000
Dividends received	550,000,000	18,000,000	622,000,000	516,000,000
Net cash inflow on acquisition of subsidiaries	0	0	0	354,000,000
Net cash used in investing activities	(30,789,000,000)	(1,003,000,000)	(31,172,000,000)	(68,254,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	1,292,000,000	42,000,000	154,000,000	115,000,000
Repayments of short-term loans	(635,000,000)	(21,000,000)	(156,000,000)	(142,000,000)
Proceeds from short-term bills payable	0	0	5,000,000,000	41,000,000,000
Repayments of short-term bills payable	0	0	(12,000,000,000)	(34,000,000,000)
Proceeds from issuance of bonds	3,500,000,000	114,000,000	7,000,000,000	20,000,000,000
Payments for transaction costs attributable to the issuance of bonds	(4,000,000)	0	(7,000,000)	(21,000,000)
Increase (decrease) in customers' deposits	(223,000,000)	(7,000,000)	477,000,000	62,000,000
Payments for the principal of lease liabilities	(3,777,000,000)	(123,000,000)	(3,729,000,000)	(3,683,000,000)
Increase in other noncurrent liabilities	1,644,000,000	53,000,000	3,191,000,000	342,000,000
Cash dividends paid	(35,746,000,000)	(1,163,000,000)	(33,404,000,000)	(32,783,000,000)
Cash dividends distributed to noncontrolling interests	(1,053,000,000)	(34,000,000)	(896,000,000)	(775,000,000)
Change in other noncontrolling interests	200,000,000	7,000,000	54,000,000	81,000,000
Unclaimed dividend	2,000,000	0	2,000,000	2,000,000
Net cash used in financing activities	(34,800,000,000)	(1,132,000,000)	(34,314,000,000)	(9,802,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	52,000,000	2,000,000	(13,000,000)	(30,000,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,414,000,000	339,000,000	9,359,000,000	(3,630,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	39,779,000,000	1,294,000,000	30,420,000,000	34,050,000,000
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 50,193,000,000	$ 1,633,000,000	$ 39,779,000,000	$ 30,420,000,000